UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Monthly Income
Funds
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Capital Trust – Schwab Monthly Income Funds

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2025

Item 1: Report(s) to Shareholders.

Semiannual Report |
June 30, 2025

Schwab Monthly Income Fund – Target Payout

Ticker Symbol: SWJRX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and
other
information about
the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Monthly Income Fund – Target Payout*	$0	0.00% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Target Payout (03/28/2008) 1	6.37%	9.98%	4.78%	4.17%
S&P 500 ® Index	6.20%	15.16%	16.64%	13.65%
Bloomberg US Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
Target Payout Composite Index	5.86%	9.51%	4.74%	5.29%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab Monthly Income Fund – Target Payout | Semiannual Report
1
REG124728-01  00315774

Statistics

Net Assets (thousands)	$41,178
Number of Holdings	11
Portfolio Turnover Rate (not annualized)	21%
12-Month Distribution Yield	4.88%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
12-Month Distribution Yield calculation reflects the fund’s monthly income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end of the reporting period. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
Distributions may exceed income available and may include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.
2
Schwab Monthly Income Fund – Target Payout | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Monthly Income Fund – Target Payout | Semiannual Report
3

Semiannual Report |
June 30, 2025

Schwab Monthly Income Fund – Flexible Payout

Ticker Symbol: SWKRX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and
other information
about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Monthly Income Fund – Flexible Payout*	$0	0.00% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Flexible Payout (03/28/2008) 1	6.40%	10.06%	3.61%	3.65%
S&P 500 ® Index	6.20%	15.16%	16.64%	13.65%
Bloomberg US Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
Flexible Payout Composite Index	5.86%	9.51%	3.59%	4.46%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab Monthly Income Fund – Flexible Payout | Semiannual Report
1
REG124726-01  00315779

Statistics

Net Assets (thousands)	$67,061
Number of Holdings	11
Portfolio Turnover Rate (not annualized)	19%
12-Month Distribution Yield	4.55%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
12-Month Distribution Yield calculation reflects the fund’s monthly income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end of the reporting period. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
Distributions may exceed income available and may include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.
2
Schwab Monthly Income Fund – Flexible Payout | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Monthly Income Fund – Flexible Payout | Semiannual Report
3

Semiannual Report |
June 30, 2025

Schwab Monthly Income Fund – Income Payout

Ticker Symbol: SWLRX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders
and
other
information about
the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Monthly Income Fund – Income Payout*	$0	0.00% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Income Payout (03/28/2008) 1	5.18%	8.64%	2.00%	2.88%
S&P 500 ® Index	6.20%	15.16%	16.64%	13.65%
Bloomberg US Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
Income Payout Composite Index	4.89%	8.24%	2.01%	3.40%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab Monthly Income Fund – Income Payout | Semiannual Report
1
REG124727-01  00315780

Statistics

Net Assets (thousands)	$58,792
Number of Holdings	12
Portfolio Turnover Rate (not annualized)	16%
12-Month Distribution Yield	4.82%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
12-Month Distribution Yield calculation reflects the fund’s monthly income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end of the reporting period. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
Does not expect to include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.
2
Schwab Monthly Income Fund – Income Payout | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Monthly Income Fund – Income Payout | Semiannual Report
3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | June 30, 2025
Schwab Monthly Income Funds

Schwab Monthly Income Fund –
Target Payout
Schwab Monthly Income Fund –
Flexible Payout
Schwab Monthly Income Fund –
Income Payout

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$9.85	$9.94	$9.62	$11.99	$11.38	$11.09
Income (loss) from investment operations:
Net investment income (loss)[1]	0.23	0.45	0.41	0.30	0.24	0.21
Net realized and unrealized gains (losses)	0.39	(0.05)	0.39	(1.83)	0.81	0.36
Total from investment operations	0.62	0.40	0.80	(1.53)	1.05	0.57
Less distributions:
Distributions from net investment income	(0.25)	(0.46)	(0.42)	(0.30)	(0.37)	(0.21)
Distributions from net realized gains	—	—	—	(0.54)	(0.07)	(0.07)
Tax return of capital	—	(0.03)	(0.06)	—	—	—
Total distributions	(0.25)	(0.49)	(0.48)	(0.84)	(0.44)	(0.28)
Net asset value at end of period	$10.22	$9.85	$9.94	$9.62	$11.99	$11.38
Total return	6.37%[2]	4.03%	8.58%	(12.85%)	9.23%	5.32%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[3]	0.00%[4]	0.00%	0.00%	0.00%[5]	0.00%	0.00%
Total expenses[3]	0.21%[4]	0.27%	0.28%	0.21%[5]	0.18%	0.21%
Net investment income (loss)	4.64%[4]	4.51%	4.27%	2.79%	1.99%	1.93%
Portfolio turnover rate	21%[2]	14%	9%	82%	11%	30%
Net assets, end of period (x 1,000)	$41,178	$34,454	$35,939	$40,127	$53,397	$44,663

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Portfolio Holdings  as of June 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/25	BALANCE OF SHARES HELD AT 6/30/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 86.5% OF NET ASSETS

U.S. Stocks 20.1%
Large-Cap 20.1%
Schwab U.S. Dividend Equity ETF	$6,904,939	$1,996,414	($422,882 )	($21,600 )	($171,778 )	$8,285,093	312,645	$143,712

International Stocks 20.1%
Developed Markets 20.1%
Schwab International Dividend Equity ETF	6,874,848	1,228,986	(1,066,896)	11,034	1,233,635	8,281,607	302,801	145,993

Real Estate 6.9%
Global Real Estate 6.9%
Schwab Global Real Estate Fund	3,372,043	481,730	(1,116,790)	(10,149)	118,207	2,845,041	434,357	64,745

Fixed Income 38.0%
Intermediate-Term Bond 31.0%
Schwab 5-10 Year Corporate Bond ETF	1,064,127	231,498	(86,048)	(2,829)	37,951	1,244,699	54,688	23,297
Schwab High Yield Bond ETF	—	4,441,890	—	—	88,037	4,529,927	170,683	50,812
Schwab U.S. Aggregate Bond Index Fund	5,885,287	1,495,073	(528,579)	(58,053)	178,893	6,972,621	779,064	124,394
						12,747,247
Long-Term Government Bond 7.0%
Schwab Long-Term U.S. Treasury ETF	2,336,223	653,472	(156,091)	(24,522)	64,015	2,873,097	90,094	46,673
						15,620,344

Money Market Funds 1.4%
Schwab Government Money Fund, Ultra Shares, 4.21% (b)	502,576	69,910	—	—	—	572,486	572,486	10,952
Total Affiliated Underlying Funds (Cost $33,929,288)	$26,940,043	$10,598,973	($3,377,286 )	($106,119 )	$1,548,960	$35,604,571		$610,578

UNAFFILIATED UNDERLYING FUNDS 13.6% OF NET ASSETS

Fixed Income 12.8%
Floating Rate Loan 5.9%
T. Rowe Price Institutional Floating Rate Fund, Institutional Class						$2,433,450	257,781
Preferred 6.9%
Cohen & Steers Preferred Securities and Income Fund, Class I						2,862,350	231,208
						5,295,800

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.27% (b)						325,545	325,545
Total Unaffiliated Underlying Funds (Cost $5,511,565)						$5,621,345
Total Investments in Securities (Cost $39,440,853)						$41,225,916

See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(c) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
At June 30, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $33,929,288)		$35,604,571
Investments in securities, at value - unaffiliated issuers (cost $5,511,565)		5,621,345
Receivables:
Dividends		90,182
Fund shares sold		48,766
Due from investment adviser		6,228
Prepaid expenses	+	15,892
Total assets		41,386,984

Liabilities
Payables:
Investments bought		81,546
Distributions to shareholders		80,149
Fund shares redeemed		22,587
Accrued expenses	+	24,711
Total liabilities		208,993
Net assets		$41,177,991

Net Assets by Source
Capital received from investors		$42,443,776
Total distributable loss	+	(1,265,785)
Net assets		$41,177,991

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$41,177,991		4,027,309		$10.22

See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Statement of Operations

For the period January 1, 2025 through June 30, 2025; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$610,578
Dividends received from securities - unaffiliated issuers	+	224,613
Total investment income		835,191

Expenses
Professional fees		11,431
Registration fees		10,734
Portfolio accounting fees		8,489
Independent trustees’ fees		2,961
Shareholder reports		1,378
Transfer agent fees		749
Custodian fees		745
Other expenses	+	1,408
Total expenses		37,895
Expense reduction	–	37,895
Net expenses	–	—
Net investment income		835,191

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(106,119)
Net realized gains on sales of securities - unaffiliated issuers	+	80,797
Net realized losses		(25,322)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		1,548,960
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(94,821)
Net change in unrealized appreciation (depreciation)		1,454,139
Net realized and unrealized gains		1,428,817
Increase in net assets resulting from operations		$2,264,008
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/25-6/30/25		1/1/24-12/31/24
Net investment income		$835,191	$1,558,201
Net realized losses		(25,322)	(45,685)
Net change in unrealized appreciation (depreciation)	+	1,454,139	(245,274)
Increase in net assets resulting from operations		$2,264,008	$1,267,242

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income and net realized gain		($922,068 )	($1,573,975 )
From tax return of capital	+	—	(103,551)
Total distributions		($922,068 )	($1,677,526 )

TRANSACTIONS IN FUND SHARES
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,113,954	$11,171,473	869,248	$8,785,038
Shares reinvested		45,029	453,966	79,405	793,296
Shares redeemed	+	(627,770)	(6,243,190)	(1,067,288)	(10,653,588)
Net transactions in fund shares		531,213	$5,382,249	(118,635)	($1,075,254 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,496,096	$34,453,802	3,614,731	$35,939,340
Total increase (decrease)	+	531,213	6,724,189	(118,635)	(1,485,538)
End of period		4,027,309	$41,177,991	3,496,096	$34,453,802
See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$10.05	$10.12	$9.79	$12.02	$11.82	$11.49
Income (loss) from investment operations:
Net investment income (loss)[1]	0.23	0.46	0.42	0.31	0.24	0.23
Net realized and unrealized gains (losses)	0.41	(0.05)	0.39	(1.81)	0.44	0.45
Total from investment operations	0.64	0.41	0.81	(1.50)	0.68	0.68
Less distributions:
Distributions from net investment income	(0.24)	(0.47)	(0.46)	(0.29)	(0.34)	(0.23)
Distributions from net realized gains	—	—	—	(0.44)	(0.14)	(0.12)
Tax return of capital	—	(0.01)	(0.02)	—	—	—
Total distributions	(0.24)	(0.48)	(0.48)	(0.73)	(0.48)	(0.35)
Net asset value at end of period	$10.45	$10.05	$10.12	$9.79	$12.02	$11.82
Total return	6.40%[2]	4.05%	8.50%	(12.50%)	5.73%	6.11%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[3]	0.00%[4]	0.00%	0.00%	0.00%[5]	0.00%	0.00%
Total expenses[3]	0.12%[4]	0.16%	0.18%	0.15%[5]	0.10%	0.12%
Net investment income (loss)	4.56%[4]	4.52%	4.33%	2.88%	1.99%	2.06%
Portfolio turnover rate	19%[2]	14%	7%	78%	20%	28%
Net assets, end of period (x 1,000)	$67,061	$63,273	$65,296	$67,701	$100,081	$89,691

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Portfolio Holdings  as of June 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/25	BALANCE OF SHARES HELD AT 6/30/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 86.5% OF NET ASSETS

U.S. Stocks 20.2%
Large-Cap 20.2%
Schwab U.S. Dividend Equity ETF	$12,605,530	$1,609,365	($324,302 )	$14,938	($372,803 )	$13,532,728	510,669	$244,040

International Stocks 20.1%
Developed Markets 20.1%
Schwab International Dividend Equity ETF	12,615,937	275,077	(1,605,195)	135,178	2,086,129	13,507,126	493,862	245,698

Real Estate 7.1%
Global Real Estate 7.1%
Schwab Global Real Estate Fund	6,138,446	428,924	(2,041,630)	(72,524)	272,935	4,726,151	721,550	111,715

Fixed Income 37.6%
Intermediate-Term Bond 30.6%
Schwab 5-10 Year Corporate Bond ETF	1,937,327	65,339	(59,780)	(2,130)	61,282	2,002,038	87,963	41,930
Schwab High Yield Bond ETF	—	7,137,687	—	—	143,084	7,280,771	274,332	87,347
Schwab U.S. Aggregate Bond Index Fund	10,785,225	853,461	(602,571)	(66,692)	273,832	11,243,255	1,256,230	219,828
						20,526,064
Long-Term Government Bond 7.0%
Schwab Long-Term U.S. Treasury ETF	4,293,086	612,223	(267,942)	(44,945)	114,319	4,706,741	147,593	84,538
						25,232,805

Money Market Funds 1.5%
Schwab Government Money Fund, Ultra Shares, 4.21% (b)	884,897	97,355	—	—	—	982,252	982,253	19,149
Total Affiliated Underlying Funds (Cost $54,785,470)	$49,260,448	$11,079,431	($4,901,420 )	($36,175 )	$2,578,778	$57,981,062		$1,054,245

UNAFFILIATED UNDERLYING FUNDS 13.7% OF NET ASSETS

Fixed Income 13.0%
Floating Rate Loan 6.0%
T. Rowe Price Institutional Floating Rate Fund, Institutional Class						$4,069,498	431,091
Preferred 7.0%
Cohen & Steers Preferred Securities and Income Fund, Class I						4,674,098	377,552
						8,743,596

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.27% (b)						437,753	437,753
Total Unaffiliated Underlying Funds (Cost $8,995,027)						$9,181,349
Total Investments in Securities (Cost $63,780,497)						$67,162,411

See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(c) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
At June 30, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $54,785,470)		$57,981,062
Investments in securities, at value - unaffiliated issuers (cost $8,995,027)		9,181,349
Receivables:
Dividends		148,711
Fund shares sold		7,504
Due from investment adviser		6,445
Prepaid expenses	+	14,934
Total assets		67,340,005

Liabilities
Payables:
Investments bought		134,432
Distributions to shareholders		101,870
Fund shares redeemed		11,740
Accrued expenses	+	30,566
Total liabilities		278,608
Net assets		$67,061,397

Net Assets by Source
Capital received from investors		$68,158,793
Total distributable loss	+	(1,097,396)
Net assets		$67,061,397

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$67,061,397		6,418,888		$10.45

See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Statement of Operations

For the period January 1, 2025 through June 30, 2025; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$1,054,245
Dividends received from securities - unaffiliated issuers	+	397,735
Total investment income		1,451,980

Expenses
Professional fees		11,615
Registration fees		11,059
Portfolio accounting fees		8,564
Independent trustees’ fees		2,984
Shareholder reports		1,900
Transfer agent fees		1,306
Custodian fees		771
Other expenses	+	1,472
Total expenses		39,671
Expense reduction	–	39,671
Net expenses	–	—
Net investment income		1,451,980

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(36,175)
Net realized gains on sales of securities - unaffiliated issuers	+	162,532
Net realized gains		126,357
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		2,578,778
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(188,500)
Net change in unrealized appreciation (depreciation)		2,390,278
Net realized and unrealized gains		2,516,635
Increase in net assets resulting from operations		$3,968,615
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/25-6/30/25		1/1/24-12/31/24
Net investment income		$1,451,980	$2,866,817
Net realized gains (losses)		126,357	(104,617)
Net change in unrealized appreciation (depreciation)	+	2,390,278	(347,243)
Increase in net assets resulting from operations		$3,968,615	$2,414,957

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income and net realized gain		($1,501,987 )	($2,895,641 )
From tax return of capital	+	—	(59,551)
Total distributions		($1,501,987 )	($2,955,192 )

TRANSACTIONS IN FUND SHARES
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		828,034	$8,457,737	1,282,511	$13,178,445
Shares reinvested		86,000	885,666	165,927	1,688,474
Shares redeemed	+	(787,985)	(8,022,050)	(1,606,248)	(16,349,683)
Net transactions in fund shares		126,049	$1,321,353	(157,810)	($1,482,764 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,292,839	$63,273,416	6,450,649	$65,296,415
Total increase (decrease)	+	126,049	3,787,981	(157,810)	(2,022,999)
End of period		6,418,888	$67,061,397	6,292,839	$63,273,416
See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$9.18	$9.27	$8.97	$10.72	$10.80	$10.33
Income (loss) from investment operations:
Net investment income (loss)[1]	0.21	0.42	0.37	0.26	0.22	0.23
Net realized and unrealized gains (losses)	0.26	(0.06)	0.31	(1.59)	0.03	0.47
Total from investment operations	0.47	0.36	0.68	(1.33)	0.25	0.70
Less distributions:
Distributions from net investment income	(0.22)	(0.45)	(0.38)	(0.22)	(0.26)	(0.22)
Distributions from net realized gains	—	—	—	(0.20)	(0.07)	(0.01)
Total distributions	(0.22)	(0.45)	(0.38)	(0.42)	(0.33)	(0.23)
Net asset value at end of period	$9.43	$9.18	$9.27	$8.97	$10.72	$10.80
Total return	5.18%[2]	3.97%	7.81%	(12.50%)	2.33%	6.93%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[3]	0.00%[4]	0.00%	0.00%	0.00%[5]	0.00%	0.00%
Total expenses[3]	0.14%[4]	0.14%	0.17%	0.14%[5]	0.11%	0.14%
Net investment income (loss)	4.54%[4]	4.51%	4.16%	2.74%	1.99%	2.17%
Portfolio turnover rate	16%[2]	8%	5%	68%	25%	23%
Net assets, end of period (x 1,000)	$58,792	$55,285	$62,779	$71,382	$112,619	$112,043

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Portfolio Holdings  as of June 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/25	BALANCE OF SHARES HELD AT 6/30/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 87.3% OF NET ASSETS

U.S. Stocks 12.6%
Large-Cap 12.6%
Schwab U.S. Dividend Equity ETF	$7,211,087	$492,900	($86,094 )	($9,556 )	($205,695 )	$7,402,642	279,345	$138,958

International Stocks 11.3%
Developed Markets 11.3%
Schwab International Dividend Equity ETF	6,057,579	285,215	(807,532)	77,726	1,012,167	6,625,155	242,236	121,633

Real Estate 4.2%
Global Real Estate 4.2%
Schwab Global Real Estate Fund	3,245,336	172,723	(1,052,162)	(64,839)	155,906	2,456,964	375,109	57,986

Fixed Income 57.7%
Intermediate-Term Bond 44.0%
Schwab 5-10 Year Corporate Bond ETF	4,980,272	412,602	(254,624)	(2,263)	162,313	5,298,300	232,790	110,437
Schwab High Yield Bond ETF	—	5,315,723	—	—	106,718	5,422,441	204,312	64,503
Schwab U.S. Aggregate Bond Index Fund	14,436,290	1,172,531	(742,304)	(80,176)	361,618	15,147,959	1,692,509	296,992
						25,868,700
Long-Term Government Bond 5.8%
Schwab Long-Term U.S. Treasury ETF	3,187,442	336,373	(149,324)	(28,399)	76,917	3,423,009	107,338	62,810
Short-Term Bond 7.9%
Schwab 1-5 Year Corporate Bond ETF	4,464,549	386,179	(267,812)	2,886	78,304	4,664,106	187,993	85,320
						33,955,815

Money Market Funds 1.5%
Schwab Government Money Fund, Ultra Shares, 4.21% (b)	940,502	17,998	(60,000)	—	—	898,500	898,500	19,654
Total Affiliated Underlying Funds (Cost $50,429,873)	$44,523,057	$8,592,244	($3,419,852 )	($104,621 )	$1,748,248	$51,339,076		$958,293

UNAFFILIATED UNDERLYING FUNDS 12.9% OF NET ASSETS

Fixed Income 12.2%
Floating Rate Loan 5.1%
T. Rowe Price Institutional Floating Rate Fund, Institutional Class						$2,990,267	316,766
Preferred 7.1%
Cohen & Steers Preferred Securities and Income Fund, Class I						4,195,503	338,894
						7,185,770

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.27% (b)						378,126	378,126
Total Unaffiliated Underlying Funds (Cost $7,407,010)						$7,563,896
Total Investments in Securities (Cost $57,836,883)						$58,902,972

See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(c) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
At June 30, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $50,429,873)		$51,339,076
Investments in securities, at value - unaffiliated issuers (cost $7,407,010)		7,563,896
Receivables:
Dividends		125,885
Fund shares sold		94,462
Due from investment adviser		6,397
Prepaid expenses	+	16,619
Total assets		59,146,335

Liabilities
Payables:
Distributions to shareholders		133,339
Investments bought		114,273
Fund shares redeemed		77,851
Accrued expenses	+	28,629
Total liabilities		354,092
Net assets		$58,792,243

Net Assets by Source
Capital received from investors		$67,154,456
Total distributable loss	+	(8,362,213)
Net assets		$58,792,243

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$58,792,243		6,234,621		$9.43

See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Statement of Operations

For the period January 1, 2025 through June 30, 2025; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$958,293
Dividends received from securities - unaffiliated issuers	+	313,591
Total investment income		1,271,884

Expenses
Professional fees		11,431
Registration fees		10,966
Portfolio accounting fees		8,555
Independent trustees’ fees		2,979
Shareholder reports		1,223
Custodian fees		882
Transfer agent fees		708
Other expenses	+	1,462
Total expenses		38,206
Expense reduction	–	38,206
Net expenses	–	—
Net investment income		1,271,884

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(104,621)
Net realized gains on sales of securities - unaffiliated issuers	+	120,447
Net realized gains		15,826
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		1,748,248
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(135,943)
Net change in unrealized appreciation (depreciation)		1,612,305
Net realized and unrealized gains		1,628,131
Increase in net assets resulting from operations		$2,900,015
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/25-6/30/25		1/1/24-12/31/24
Net investment income		$1,271,884	$2,727,820
Net realized gains (losses)		15,826	(262,316)
Net change in unrealized appreciation (depreciation)	+	1,612,305	(148,033)
Increase in net assets resulting from operations		$2,900,015	$2,317,471

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,358,488 )	($2,928,420 )

TRANSACTIONS IN FUND SHARES
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		969,815	$8,996,918	1,158,772	$10,819,385
Shares reinvested		62,355	582,134	137,102	1,271,864
Shares redeemed	+	(821,219)	(7,613,690)	(2,043,599)	(18,973,598)
Net transactions in fund shares		210,951	$1,965,362	(747,725)	($6,882,349 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,023,670	$55,285,354	6,771,395	$62,778,652
Total increase (decrease)	+	210,951	3,506,889	(747,725)	(7,493,298)
End of period		6,234,621	$58,792,243	6,023,670	$55,285,354
See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab Monthly Income Fund - Target Payout	Schwab International Opportunities Fund
Schwab Monthly Income Fund - Flexible Payout	Schwab Balanced Fund
Schwab Monthly Income Fund - Income Payout	Schwab Core Equity Fund
Schwab Target 2010 Fund	Schwab Dividend Equity Fund
Schwab Target 2015 Fund	Schwab Large-Cap Growth Fund
Schwab Target 2020 Fund	Schwab Small-Cap Equity Fund
Schwab Target 2025 Fund	Schwab Health Care Fund
Schwab Target 2030 Fund	Schwab International Core Equity Fund
Schwab Target 2035 Fund	Schwab Fundamental U.S. Large Company Index Fund
Schwab Target 2040 Fund	Schwab Fundamental U.S. Small Company Index Fund
Schwab Target 2045 Fund	Schwab Fundamental International Equity Index Fund
Schwab Target 2050 Fund	Schwab Fundamental International Small Equity Index Fund
Schwab Target 2055 Fund	Schwab Fundamental Emerging Markets Equity Index Fund
Schwab Target 2060 Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab Target 2065 Fund	Schwab Target 2010 Index Fund
Schwab S&P 500 Index Fund	Schwab Target 2015 Index Fund
Schwab Small-Cap Index Fund	Schwab Target 2020 Index Fund
Schwab Total Stock Market Index Fund	Schwab Target 2025 Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2030 Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2035 Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2040 Index Fund
Schwab International Index Fund	Schwab Target 2045 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2050 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2055 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2060 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2065 Index Fund
Each fund is considered a “fund of funds” because it invests in other exchange traded-funds (ETFs) or mutual funds. Each fund seeks to provide current income and, as a secondary investment objective, capital appreciation. Each of the funds seeks to achieve its investment objective by investing primarily in a combination of affiliated Schwab mutual funds and Schwab ETFs in accordance with its target portfolio allocation. Each fund may also invest in affiliated Schwab mutual funds, and unaffiliated third-party ETFs and mutual funds (referred to herein as unaffiliated funds and, together with Schwab ETFs and Schwab mutual funds, as the "underlying funds").
Each fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation
Schwab Monthly Income Funds | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2025, each of the fund’s investments were classified as Level 1.
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. Each fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by a fund through its investments in the underlying funds and are reflected in the NAVs of the underlying funds.
(e) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
The amount of the distributions made by the Schwab Monthly Income Fund -Target Payout and the Schwab Monthly Income Fund - Flexible Payout may exceed the amount of the fund’s net income and capital gains available for distribution. In that case, some or all of the distributions made by the Schwab Monthly Income Fund - Target Payout and the Schwab Monthly Income Fund - Flexible Payout may constitute a return of capital to shareholders. At the end of the year, the funds may be required under the applicable Internal Revenue Code to recharacterize distributions for the year among ordinary income, capital gains, and return of capital (if any) for purposes of tax reporting to shareholders. Although it cannot be guaranteed, the Schwab Monthly Income Fund - Income Payout does not expect to make distributions that will be treated as return of capital. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net income when they are not. A return of capital is a distribution from the shareholder’s investment principal, rather than net income from the fund’s returns. Shareholders should not assume that the source of a distribution from the fund is net income. For additional information see financial note 7, Federal Income Taxes.
(f) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(g) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

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Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(h) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted. At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.The investment adviser does not receive a fee for the services it performs for the funds. However, the investment adviser is entitled to receive an annual management fee from each of the affiliated Schwab Funds and ETFs that serve as underlying funds.
Expense Limitation
The investment adviser and its affiliates have agreed with the funds, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
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Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The funds may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, each fund may invest in affiliated funds. As of June 30, 2025, each fund’s ownership percentages of affiliated funds’ shares are as follows:
UNDERLYING FUNDS	SCHWAB MONTHLY INCOME FUND – TARGET PAYOUT	SCHWAB MONTHLY INCOME FUND – FLEXIBLE PAYOUT	SCHWAB MONTHLY INCOME FUND – INCOME PAYOUT
Schwab 1-5 Year Corporate Bond ETF	— %	— %	0.9%
Schwab 5-10 Year Corporate Bond ETF	0.0%*	0.0%*	0.1%
Schwab Global Real Estate Fund	1.0%	1.7%	0.9%
Schwab Government Money Fund, Ultra Shares	0.0%*	0.0%*	0.0%*
Schwab International Dividend Equity ETF	0.7%	1.1%	0.6%
Schwab Long-Term U.S. Treasury ETF	0.4%	0.6%	0.5%
Schwab U.S. Aggregate Bond Index Fund	0.1%	0.2%	0.3%
Schwab U.S. Dividend Equity ETF	0.0%*	0.0%*	0.0%*

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. For the period ended June 30, 2025, the funds had no direct security transactions with other funds in the Fund Complex.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but they did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds  from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

Schwab Monthly Income Funds | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

 6. Purchases and Sales of Investment Securities:
For the period ended June 30, 2025, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Monthly Income Fund – Target Payout	$13,001,501	$7,863,987
Schwab Monthly Income Fund – Flexible Payout	13,808,065	12,553,277
Schwab Monthly Income Fund – Income Payout	10,665,911	8,928,269

7. Federal Income Taxes:
As of June 30, 2025, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Monthly Income Fund – Target Payout	$39,924,607	$1,975,259	($673,950 )	$1,301,309
Schwab Monthly Income Fund – Flexible Payout	64,304,274	4,150,990	(1,292,853)	2,858,137
Schwab Monthly Income Fund – Income Payout	58,512,756	1,991,612	(1,601,396)	390,216
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2024, the funds had capital loss carryforwards as follows:

Schwab Monthly Income Fund – Target Payout	$2,466,220
Schwab Monthly Income Fund – Flexible Payout	4,014,753
Schwab Monthly Income Fund – Income Payout	9,002,422
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2025. The tax basis components of distributions paid during the fiscal year ended December 31, 2024 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	TAX RETURN OF CAPITAL
Schwab Monthly Income Fund – Target Payout	$1,573,975	$103,551
Schwab Monthly Income Fund – Flexible Payout	2,895,641	59,551
Schwab Monthly Income Fund – Income Payout	2,928,420	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended December 31, 2024, the funds did not incur any interest or penalties.
Schwab Monthly Income Funds | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

 8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Monthly Income Funds | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Monthly Income Fund – Target Payout, Schwab Monthly Income Fund – Flexible Payout and Schwab Monthly Income Fund – Income Payout (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although the Funds had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board concluded that other factors relevant to performance supported renewal of the Agreement with respect to each Fund including that the underperformance was attributable, to a significant extent, to investment decisions by the investment adviser that were reasonable and consistent with each Fund’s investment objective and policies. The Trustees noted recent enhancements made to the Funds’ portfolio allocations and that the Funds all performed within their expected performance ranges and outperformed their benchmarks in 2024. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Funds from exceeding a specified cap. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Funds for so long as the investment adviser serves as the adviser to the Fund. The Trustees also considered that the investment adviser is not charging any management fees at the Fund level; it being understood that there are management fees at the underlying fund level. The Trustees also considered fees charged by the investment adviser to other mutual funds that it manages. The Trustees noted that shareholders of the Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Funds invest. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees considered that the investment adviser is not charging any management fees at the Fund level; it being understood that there are management fees at the underlying fund level. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Funds invest a portion of their assets in other funds within the Schwab fund complex, the Trustees considered that the investment adviser indirectly benefits from the Funds’ investments in other underlying funds managed by the investment adviser. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to such Fund.
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision and although the Funds do not directly bear advisory fees at the Fund level, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) fee waivers or expense caps by the investment adviser and its affiliates for those funds in the Schwab fund complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

MFR43716-20
00315732

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others is included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a) (1)	Code of ethics – not applicable to this semi-annual report.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Schwab Monthly Income Funds

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	August 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	August 18, 2025

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	August 18, 2025